Summary of Derivatives Additional Information Including Notional Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,127,799	¥ 1,227,889
Fair value	(7,185)	(7,305)
Currency option contracts purchased
Derivative [Line Items]
Notional amount	1,296	9,878
Fair value	44	91
Currency option contracts written
Derivative [Line Items]
Notional amount	1,037	152
Fair value	(6)	(1)
Currency swap agreements
Derivative [Line Items]
Notional amount	459,019	519,041
Fair value	9,507	2,206
Other currency contracts
Derivative [Line Items]
Notional amount	58,294	48,347
Fair value	298	1,743
Interest rate swap agreements
Derivative [Line Items]
Notional amount	529,642	451,416
Fair value	(22,794)	(19,435)
Credit default swap agreements
Derivative [Line Items]
Notional amount		1,367
Fair value		¥ 1